SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to April 30, 2018 through the date these financial statements were issued and has determined that, aside from that set forth below, it does not have any material subsequent events to disclose in these financial statements.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to January 31, 2018 through the date these financial statements were issued and has determined that, aside from that set forth below, it does not have any material subsequent events to disclose in these financial statements.